Joint Venture Investment (Details) (USD $)	12 Months Ended				3 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 24, 2012	Jun. 24, 2012 Itochu [Member]	Jun. 26, 2011 Itochu [Member]	Jun. 24, 2012 Itochu [Member]	Jun. 26, 2011 Itochu [Member]	Jun. 24, 2012 Tumi-Japan Joint Venture [Member]	Dec. 31, 2011 Tumi-Japan Joint Venture [Member]	Jun. 30, 2003 Tumi-Japan Joint Venture [Member]	Jun. 24, 2012 Additional Ownership Percentage at Year Ten [Member] Tumi-Japan Joint Venture [Member]
Related Party Transaction [Line Items]
Parent contribution	$ 2,122,000	$ 1,535,000		$ 2,793,000							$ 213,000
Ownership percentage of JV									50.00%	50.00%		66.00%
Undistributed earnings from JV										535,000
Sales to Itochu	10,404,000	8,624,000	6,428,000		2,193,000	2,058,000	4,910,000	4,501,000
AR due from Itochu	$ 1,824,000	$ 936,000			$ 1,483,000		$ 1,483,000